Schedule of Fair Value of Assets Acquisition (Details)	Jul. 06, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
Land	$ 220,000
Building and affixed assets	2,391,000
Machinery	154,000
Inventory	109,000
Intangibles	62,712
Total	$ 2,936,712